----------------------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST         ANNUAL REPORT
----------------------------------------------------------

NOVEMBER 30, 2000

[GRAPHIC OMITTED]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

At the beginning of the year, economic strength and inflationary fears made for a difficult bond market environment. Interest rates moved higher in the first part of the year, causing bond prices to fall. This hurt the Trust's performance. However, the U.S. bond market rallied in the latter half of the period as our economy edged its way toward a more sustainable rate of growth. By mid-year, there were also signs that higher inflation was unlikely. Under these conditions, the municipal bond market showed some improvement, which was reflected in the Trust's performance as well.

The following report will provide you with more detailed information about the Trust's performance and the strategies used by portfolio manager Maureen G. Newman and associate portfolio manager, Gary Lasman. As always, we thank you for choosing Colonial Municipal Income Trust and for the opportunity to serve your investment needs.

     Respectfully,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President
     January 11, 2001

---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS

o  MUNICIPALS START YEAR SLOWLY, THEN BEGIN TO RECOVER

   Municipal bonds did not perform as well as other segments of the bond market during the first part of 2000. As the year progressed, however, there were signs that the rapid growth of the U.S. economy was beginning to diminish. This proved to be good news for municipal bonds, which kept pace with other market segments after mid-year.

o  CREDIT MARKETS TIGHTEN

   The supply of new issues in the municipal bond market declined somewhat during the year, especially in the high-yield segment of the market. With signs of an economic slowdown on the horizon, many lower rated issuers pulled back from the market.

o  PORTFOLIO MANAGERS' COMMENTARY

   The first part of the year was difficult for the Trust, resulting in a negative total return for the first six months of the period. By the end of the year, the Trust regained some ground and ended the 12-month period with a relatively flat return of 0.16% at net asset value.

   The Trust was leveraged through the issuance of preferred shares, which pay dividend rates comparable to those of short-term securities. The money raised from the preferred shares was put to work in long-term municipal bonds which typically pay higher yields. This has added price volatility to the portfolio in exchange for the possibility of higher tax-exempt income.

   While there are still some concerns about inflation, we are optimistic about the period ahead. A slower economy has prompted the Federal Reserve to lower short-term interest rates, and the bond market could be poised for a rally in an improved interest rate environment.

       MAUREEN G. NEWMAN                 GARY LASMAN
       Portfolio Manager          Associate Portfolio Manager

MAUREEN G. NEWMAN is portfolio manager of Colonial Municipal Income Trust and a senior vice president of Colonial Management Associates, Inc. (CMA). GARY LASMAN is associate portfolio manager of Colonial Municipal Income Trust.

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the Trust will be affected by interest rate changes and the creditworthiness of issues held in the Trust. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes.

12-MONTH CUMULATIVE TOTAL
RETURNS, ASSUMING REINVESTMENT
OF ALL DISTRIBUTIONS FOR THE
PERIOD ENDED 11/30/00

NAV                           0.16%
-----------------------------------
Market Price                  0.84%
-----------------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/99 - 11/30/00(1)         $0.433
-----------------------------------

PRICE PER SHARE AS OF 11/30/00

NAV                           $6.05
-----------------------------------
Market Price                  $5.38
-----------------------------------

(1) A portion of the Trust's income may be subject to the alternative minimum tax. The Trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the Trust's ordinary income, and any market discount is taxable when distributed.

TOP 5 INDUSTRY SECTORS 11/30/00

Nursing                       10.8%
-----------------------------------
Hospital                      10.0%
-----------------------------------
Refunded/Escrow                7.6%
-----------------------------------
Special Non Property Tax       7.1%
-----------------------------------
Water/Sewer                    6.6%
-----------------------------------

Sector breakdowns are calculated as a percentage of net assets.

QUALITY BREAKDOWN AS OF 11/30/00

AAA                           26.3%
-----------------------------------
AA                             7.6%
-----------------------------------
A                              5.5%
-----------------------------------
BBB                           17.4%
-----------------------------------
BB                             2.6%
-----------------------------------
B                              0.3%
-----------------------------------
D                              0.1%
-----------------------------------
Non-rated                     40.0%
-----------------------------------
Cash equivalents               0.2%
-----------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these quality breakdowns or invest in these sectors in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS - 98.3%                                   PAR     VALUE
-----------------------------------------------------------------------
EDUCATION - 5.2%
EDUCATION
CA Statewide Communities Development
  Authority, Crossroads School for
  Arts & Sciences, Series 1998,
  6.000% 08/01/28 (a)                                $  1,160  $  1,162
MA Industrial Finance Agency, St.
  John's High School, Series 1998,
  5.350% 06/01/28                                         300       265
MI Southfield Economic Development
  Corp., Lawrence University,
Series 1998 A,
  5.400% 02/01/18                                         750       677
MN Victoria, Holy Family Catholic High
  School, Series 1999 A,
  5.875% 09/01/29                                       1,000       910
VT Educational & Health Buildings
  Finance Agency:
  Middlebury College, Series 1999,
  5.000% 11/01/38                                       5,000     4,501
  Norwich University, Series 1998,
  5.500% 07/01/21                                       1,000       903
WA Higher Education Facilities
  Authority, Puget Sound University,
  Series 1998, 5.375% 10/01/30                          5,000     4,837
WV University, Series 2000 A,
  (b) 04/01/25                                            750       187
                                                               --------
                                                                 13,442
                                                               --------

-----------------------------------------------------------------------
HEALTHCARE - 25.9%
CONGREGATE CARE RETIREMENT - 3.9%
CA Statewide Community Development
  Authority, Eskaton Village - Grass
  Valley, Series 2000,
  8.250% 11/15/31                                         750       745
KS Manhattan, Meadowlark Hills
  Retirement Home, Series 1999 A:
  6.375% 05/15/20                                         500       440
  6.500% 05/15/28                                       1,750     1,527
KY Economic Development Finance
  Authority, Christian Church Homes of
  Kentucky, Inc., Series 1998,
  5.500% 11/15/30                                         200       158
MA Boston Industrial Development
  Finance Authority, Springhouse,
  Inc., Series 1988,
  5.875% 07/01/20                                         500       410
MA Development Finance Agency, Loomis
  Comm., Series 1999 A,
  5.625% 07/01/15                                         250       212
MN Columbia Heights, Crest View Corp.,
  Series 1998,
  6.000% 03/01/33                                         745       616
NH Higher Educational & Health
  Facilities Authority, Rivermead at
  Peterborough, Series 1998,
  5.750% 07/01/28                                         500       396
NJ Economic Development Authority,
  Seabrook Village, Inc.,
  Series 2000 A,
  8.250% 11/15/30                                         500       491
PA Chartiers Valley Industrial &
  Commercial Development Authority,
  Asbury Health Center, Series 1999,
  6.375% 12/01/24                                       1,000       857
PA Lancaster Industrial Development
  Authority, Garden Spot Village,
  Series 2000 A,
  7.625% 05/01/31                                         325       327
PA Philadelphia Authority for
  Industrial Development, Baptist Home
  of Philadelphia, Series 1998 A:
  5.500% 11/15/18                                         360       294
  5.600% 11/15/28                                         500       392
TN Metropolitan Government, Nashville
  and Davidson County, Blakeford at
  Green Hills, Series 1998,
  5.650% 07/01/24                                         575       439
TX Abilene Health Facilities
  Development Corp., Sears Methodist
  Retirement Obligation Group:
  Series 1998 A,
  5.900% 11/15/25                                         750       592
  Series 1999,
  5.875% 11/15/18                                         500       408
WI Health & Educational Facilities
  Authority:
  Attic Angel Obligated Group,
  5.750% 11/15/27                                         875       692
  Clement Manor, Series 1998,
  5.750% 08/15/24                                         450       353
  United Lutheran Program for Aging, Inc.,
  5.700% 03/01/28                                         750       594
                                                               --------
                                                                  9,943
                                                               --------
HEALTH SERVICES - 0.1%
IL Health Facilities Authority,
  Midwest Physician Group, Ltd.,
  Series 1998,
  5.500% 11/15/19                                          90        72
MA Development Finance Agency, Boston
  Biomedical Research Institute,
  Series 1999, 5.650% 02/01/19                            120       106
                                                               --------
                                                                    178
                                                               --------
HOSPITALS - 10.0%
AR Conway Health Facilities Board,
  Conway Regional Medical Center:
  Series 1999 A,
  6.400% 08/01/29                                         350       344
  Series 1999 B,
  6.400% 08/01/29                                         850       835
CA Health Facilities Financing
  Authority, Cedars-Sinai Medical
  Center, Series 1999 A,
  6.125% 12/01/30                                         650       663
CO Health Care Facilities Authority,
  National Jewish Medical & Research
  Center, Series 1998:
  5.375% 01/01/16 (c)                                   1,500     1,278
  5.375% 01/01/23                                         840       677
FL Miami Beach Health Facilities
  Authority, Mt. Sinai Medical Center
  of Florida, Series 1998,
  5.375% 11/15/28                                         500       387
GA Forsyth County Hospital Authority,
  Georgia Baptist Heathcare System,
  Series 1998,
  6.000% 10/01/08                                       1,000       969
IL Health Facilities Authority:
  Riverview Hospital Project,
  Series 1999,
  5.500% 08/01/24                                         275       229
  Swedish American Hospital,
  Series 2000,
  6.875% 11/15/30                                         500       506
  Thorek Hospital & Medical Center,
  5.375% 08/15/28                                         500       381
IL Southwestern Development Authority,
  Anderson Hospital, Series 1999:
  5.375% 08/15/15                                         500       420
  5.500% 08/15/20                                         550       450
LA Public Facilities Authority, Touro
  Infirmary, Series 1999:
  5.500% 08/15/19                                         500       443
  5.625% 08/15/29                                       2,000     1,750
MA Health & Educational Facilities
  Authority, Milford-Whitinsville
  Regional Hospital, Series C,
  5.250% 07/15/18                                         500       388
MI Dickinson County Healthcare System,
  Series 1999,
  5.700% 11/01/18                                         585       487
MI Flint Hospital Building Authority,
  Hurley Medical Center, Series 1998 A,
  5.375% 07/01/20                                         625       480
MI Hospital Finance Authority, Detroit
  Medical Center, Series 1998 A,
  5.250% 08/15/28                                         600       423
MN St. Paul Housing & Redevelopment
  Authority, Healtheast Project,
  Series A,
  5.700% 11/01/15                                       2,000     1,633
MN Washington County Housing &
  Redevelopment Authority, Healtheast,
  Inc., Series 1998,
  5.250% 11/15/12                                       1,250     1,009
MS Business Finance Corp., Rush
  Medical Foundation, Inc., Series 1998,
  5.625% 07/01/23                                       1,150       907
NH Higher Educational & Health
  Facilities Authority, Littleton
  Hospital Association, Inc.,
  Series 1998 A:
  5.900% 05/01/18                                         500       415
  5.900% 05/01/28                                         675       532
  6.000% 05/01/28                                         625       500
NM Hospital Equipment Loan Council,
  Memorial Medical Center, Series 1998,
  5.500% 06/01/28                                       1,000       752
OH Belmont County, East Ohio Regional
  Hospital, Series 1998,
  5.700% 01/01/13                                       1,500     1,273
OH Franklin County, Doctors Ohio Health
  Corp., Series 1998 A,
  5.600% 12/01/28                                       1,600     1,039
OH Highland County Joint Township
  Hospital District, Series 1999,
  6.750% 12/01/29                                         745       640
OH Miami County, Upper Valley Medical
  Center, Inc., Series 1996 A,
  6.250% 05/15/16                                         665       607
OH Sandusky County Memorial Hospital,
  Series 1998,
  5.150% 01/01/08                                         270       254
PA Allegheny County Hospital
  Development, Ohio Valley General
  Hospital, Series 1998 A,
  5.450% 01/01/28                                       1,050       832
PA Pottsville Hospital Authority,
  Pottsville Hospital & Warner Clinic,
  Series 1998,
  5.625% 07/01/24                                         755       606
TX Lufkin Health Facilities Development
  Corp., Memorial Health Systems of East
  Texas, Series 1998,
  5.700% 02/15/28                                         750       574
TX Richardson Hospital Authority, Baylor
  Richardson Medical Center,
  Series 1998,
  5.625% 12/01/28                                         850       681
VT Educational & Health Buildings
  Authority: Brattleboro Memorial
  Hospital,
  5.375% 03/01/28                                         500       392
  Springfield Hospital, Series A,
  7.750% 01/01/13                                       1,040     1,103
WV Hospital Finance Authority,
  Charlestown Medical Center,
  Series 2000 A,
  6.750% 09/01/30                                         750       761
                                                               --------
                                                                 25,620
                                                               --------
INTERMEDIATE CARE FACILITIES - 1.1%
IN Health Facilities Financing
  Authority, Hoosier Care, Inc.,
  Series 1999 A,
  7.125% 06/01/34                                       1,090       974
PA Economic Development Financing
  Authority, Northwestern Human
  Services, Inc., Series 1998 A,
  5.250% 06/01/14                                       2,150     1,848
                                                               --------
                                                                  2,822
                                                               --------
NURSING HOME - 10.8%
AK Juneau, St. Ann's Care Center,
  Series 1999,
  6.875% 12/01/25                                       1,000       930
CO Health Facilities Authority:
  American Housing Foundation Inc.,
  Series 1990 A,
  10.250% 12/01/20 (c)                                  1,500       750
Volunteers of America Care Facilities,
  Inc.: Series 1998 A:
  5.450% 07/01/08                                         250       229
  5.750% 07/01/20                                         700       577
  Series 1999 A,
  6.000% 07/01/29                                         350       288
DE Economic Development Authority,
  Georgetown Health Center,
  12.000% 04/01/25                                      2,155     2,275
DE Sussex County, Healthcare Facility,
  Delaware Health Corporation,
  Series 1994 A,
  7.600% 01/01/24                                         995       903
IA Finance Authority, Care Initiatives
  Project: Series 1996,
  9.250% 07/01/25                                       1,000     1,212
  Series 1998 B:
  5.750% 07/01/18                                         550       443
  5.750% 07/01/28                                       1,475     1,123
IN Gary Industrial Economic Development,
  West Side Health Care Center,
  Series 1987 A,
  11.500% 10/01/17                                      2,345     2,367
IN Health Facilities Financing
  Authority, Metro Health Indiana, Inc.,
  Series 1998,
  6.400% 12/01/33                                       1,000       732
IN Michigan City Health Facilities,
  Metropolitan Health Foundation Inc.,
  Project,
  10.000% 11/01/22 (c)                                  4,500     2,385
KY Jefferson County First Mortgage, AHF
  Kentucky-Iowa, Inc., Project
  Series 1990,
  10.250% 01/01/20                                        930       932
KY Lexington-Fayette Urban County
  Government, First Mortgage, AHF
  Kentucky-Iowa, Inc., Project Series 1990,
  10.250% 01/01/20                                        935       939
MA Development Finance Agency, Alliance
  Health Care Facilities, Series 1999,
  7.100% 07/01/32                                       1,250     1,128
MA Industrial Finance Agency:
  American Health Woodlawn Manor, Inc.:
  Series A,
  7.750% 01/01/28                                         385       335
  Series B,
  10.250% 07/01/27                                         80        74
  GF/Massachusetts Inc., Series 1994,
  8.300% 07/01/23                                         945       991
MI Cheboygan County Economic Development
  Corp., Metro Health Foundation
  Project, Series 1993,
  10.000% 11/01/22 (c)                                  2,440     1,293
MN Carlton, Inter-Faith Social Services,
  Inc., Series 2000,
  7.500% 04/01/19                                         250       248
  7.750% 04/01/29                                         250       251
MN Duluth Economic Development
  Authority, BSM Properties, Inc.,
  Series 1998 A,
  5.875% 12/01/28                                         250       199
MN Minneapolis, Walker Methodist Senior
  Services Group, Series 1998 A,
  6.000% 11/15/28                                         500       423
MN New Hope, North Ridge Care Center,
  Inc., Series 1999,
  5.875% 03/01/29                                         500       403
MN Sartell, Foundation for Healthcare,
  Series 1999 A,
  6.625% 09/01/29                                       2,025     1,777
NJ Economic Development Authority
  Geriatric and Medical Service, Inc.,
  Series A,
  10.500% 05/01/04                                        475       473
OH Montgomery County, Grafton Oaks
  Limited Partners, Series 1986,
  9.750% 12/01/16                                       1,480     1,406
TN New Tazewell Health Education and
  Housing Facilities Board, New Tasewell
  Project, Series 1987,
  10.000% 06/01/17                                      1,530     1,549
TX Kirbyville Health Facilities
  Development Corp., Heartway III
  Project:
  Series 1997 A,
  10.000% 03/20/18 (c)                                    569       515
  Series 1997 B,
  6.000% 03/20/04 (c)                                     100         5
WA Kitsap County Housing Authority,
  Martha & Mary Nursing Home,
  7.100% 02/20/36                                         643       721
                                                               --------
                                                                 27,876
                                                               --------

-----------------------------------------------------------------------
HOUSING - 10.5%
ASSISTED LIVING/SENIOR - 3.9%
DE Kent County, Heritage at Dover,
  Series 1999,
  7.625% 01/01/30                                       1,250     1,197
GA Columbus Housing Authority, The
  Gardens at Calvary, Series 1999,
  7.000% 11/15/19                                         500       449
IL Clarendon Hills Residential
  Facilities, Churchill Estate,
  Series 1998 A:
  6.750% 03/01/24 (c)                                   1,050       787
  6.750% 03/01/31 (c)                                   1,365     1,024
IL Development Finance Authority, Care
  Institute, Inc.,
  8.250% 06/01/25                                       1,500     1,551
MN Roseville, Care Institute, Inc.,
  Series 1993,
  7.750% 11/01/23                                       1,630     1,479
NC Medical Care Commission, DePaul
  Community Facilities Project,
  Series 1999, 7.625% 11/01/29                          1,000       964
NY Huntington Housing Authority, Gurwin
  Jewish Senior Center, Series 1999:
  5.875% 05/01/19                                         420       366
  6.000% 05/01/29                                         650       554
TX Bell County Health Facilities
  Development Corp., Care Institute,
  Inc.
  9.000% 11/01/24                                       1,480     1,578
                                                               --------
                                                                  9,949
                                                               --------
MULTI-FAMILY - 6.3%
DE Wilmington, Electra Arms Senior
  Association Project,
  6.250% 06/01/28                                         985       874
FL Broward County Housing Finance
  Authority, Chaves Lake Apartment
  Project, Series 2000,
  7.500% 07/01/40                                         500       506
FL Clay County Housing Finance
  Authority, Madison Commons Apartments,
  Series 2000 A,
  7.450% 07/01/40                                         500       506
GA Clayton County Housing Authority,
  Magnolia Park Apartments, Series 1999 A,
  6.250% 06/01/30                                         750       674
IL Chicago, Michigan Boulevard Garden
  Apartment Rehabilitation Project,
  Series 1985,
  12.000% 01/01/50 (c)                                     70        63
MN Washington County Housing &
  Redevelopment Authority, Cottages of
  Aspen, Series 1992,
  9.250% 06/01/22                                       1,045     1,083
MN White Bear Lake, Birch Lake Townhomes
  Project:
  Series 1989 A,
  10.250% 07/15/19                                      1,770     1,836
  Series 1989 B,
  (b) 07/15/19                                            658       264
NC Eastern Carolina Regional Housing
  Authority, New River Apartments-
  Jacksonville, Series 1994,
  8.250% 09/01/14                                       1,725     1,775
Resolution Trust Corp., Pass Through
  Certificates, Series 1993 A,
  9.250% 12/01/16                                       3,781     3,797
SC Housing Finance and Development
  Multi-Family Housing Finance Revenue,
  Westbridge Apartments, Series A,
  9.500% 09/01/20                                       2,075     2,062
TN Franklin Industrial Development
  Board, Landings Apartment Project,
  Series 1996 B,
  8.750% 04/01/27                                         760       793
TX Galveston Health Facilities Center,
  Driftwood Apartments,
  8.000% 08/01/23 (d)                                   1,000     1,023
VA Alexandria Redevelopment & Housing
  Authority, Courthouse Commons
  Apartments, Series 1990-A,
  10.000% 01/01/21                                      1,000       910
                                                               --------
                                                                 16,166
                                                               --------
SINGLE FAMILY - 0.3%
AK Housing Finance Corp., Series 1996 A,
  6.050% 12/01/17 (g)                                     615       630
KY Kentucky County Single Family
  Mortgage Revenue, Class A,
  9.000% 09/01/16                                          30        30
                                                               --------
                                                                    660
                                                               --------

-----------------------------------------------------------------------
INDUSTRIAL - 5.5%
FOOD PRODUCTS - 1.7%
IN Hammond, American Maize Products Co.,
  Series 1994,
  8.000% 12/01/24                                       2,000     2,140
LA Port of New Orleans Industrial
  Development Continental Grain Co.,
  Series 1993,
  7.500% 07/01/13                                       1,000     1,016
LA Southern Louisiana Port Commission,
  Cargill Inc. Project,
  5.850% 04/01/17                                         500       508
MI Strategic Fund, Michigan Sugar Co.,
  Sebewaing Project, Series 1998 A,
  6.250% 11/01/15                                       1,000       809
                                                               --------
                                                                  4,473
                                                               --------

FOREST PRODUCTS - 1.0%
AL Courtland Industrial Development
  Board, Champion International Corp.,
  Series 1999,
  6.000% 08/01/29                                       2,000     1,868
GA Rockdale County Development
  Authority, Solid Waste Disposal, Visy
  Paper, Inc., Series 1993,
  7.500% 01/01/26                                         800       824
                                                               --------
                                                                  2,692
                                                               --------
MANUFACTURING - 1.9%
IL Development Finance Authority,
  Armstrong World Industries, Inc.
  Project,
  5.950% 12/01/24 (c)                                   1,000       250
IL Will-Kankakee Regional Development
  Authority, Flanders Corp./
  Precisionaire Project, Series 1997,
  6.500% 12/15/17                                         925       913
MA Industrial Finance Agency, House of
  Bianchi, Inc.,
  8.750% 06/01/18 (e)                                     235       220
MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
  10.000% 09/01/16                                        735       822
NV Henderson Public Improvement Trust,
  Integrated Coating Technology Corp.,
  Series 2000,
  6.625% 11/01/10 (c)                                     204       163
TX Trinity River Authority, Texas
  Instruments Project, Series 1996,
  6.200% 03/01/20                                         750       769
WA Pilchuck Public Development Corp.,
  Goodrich (B.F.) Co., Tramco Project,
  Series 1993,
  6.000% 08/01/23                                       2,000     1,832
                                                               --------
                                                                  4,969
                                                               --------
METALS & MINING - 0.4%
MD Baltimore County, Bethlehem Steel
  Corp. Project, Series B,
  7.500% 06/01/15                                         500       452
NV Department of Business & Industry,
  Wheeling-Pittsburgh Steel Corp.,
  Series 1999 A,
  8.000% 09/01/14 (c)                                     250       226
VA Greensville County Industrial
  Development Authority, Wheeling --
  Pittsburgh Steel Corp., Series 1999 A:
  6.375% 04/01/04                                          70        65
  7.000% 04/01/14                                         375       311
VA Peninsula Ports Authority, Ziegler
  Coal Project, Series 1997,
  6.900% 05/02/22 (i)                                     500        75
                                                               --------
                                                                  1,129
                                                               --------
OIL AND GAS - 0.5%
WA Pierce County Economic Development
  Corp., Occidental Petroleum Co.,
  5.800% 09/01/29                                       1,500     1,322
                                                               --------

-----------------------------------------------------------------------
OTHER - 8.7%
OTHER - 0.3%
MD Baltimore, Park Charles Project,
  Series 1986,
  8.000% 01/01/15                                         645       659
                                                               --------
POOL/BOND BANK - 0.8%
IN Indianapolis Local Public Improvement
  Bond Bank, Series 1999 E,
  5.750% 02/01/29                                       2,000     1,983
                                                               --------
REFUNDED/ESCROWED (f) - 7.6%
CA San Joaquin Hills Transportation
  Corridor Agency, Series 1993,
  (b) 01/01/25                                         10,000     2,601
FL Clearwater Housing Authority, Hampton
  Apartments, Series 1994,
  8.250% 05/01/24                                       2,465     2,776
ID Health Facilities Authority, IHC
  Hospitals, Inc.,
  6.650% 02/15/21                                       2,750     3,140
IL Health Facilities Authority,
  Edgewater Medical Center, Series A,
  9.250% 07/01/24                                       2,195     2,525
MA Health & Educational Facilities
  Authority, Corp. for Independent
  Living,
  8.100% 07/01/18                                         655       723
MN Mille Lacs Capital Improvement
  Authority, Mille Lacs Band of
  Chippewa, Series 1992 A,
  9.250% 11/01/12                                         935     1,032
NC Lincoln County, Lincoln County Hospital,
  9.000% 05/01/07                                         390       447
PA Delaware County Authority,
  Southeastern Pennsylvania Obligated
  Group, Series 1996:
  6.000% 12/15/16                                       1,400     1,464
  6.000% 12/15/26                                         500       511
PA Montgomery County Industrial
  Development Authority, Assisted Living
  Facility, Series 1993-A,
  8.250% 05/01/23                                         780       848
SD Student Loan Finance Corp.,
  Series 1996 1E,
  6.550% 08/01/20 (g)                                   2,000     2,085
TN Shelby County, Health, Education, and
  Housing Facilities Board, Open Arms
  Development Center:
  Series 1992-A,
  9.750% 08/01/19                                         495       634
  Series 1992 C,
  9.750% 08/01/19                                         500       640
WA Health Care Facilities Authority,
  Grays Harbor Community Hospital,
  Series 1993, 7.200% 07/01/03                            235       239
                                                               --------
                                                                 19,665
                                                               --------

-----------------------------------------------------------------------
OTHER REVENUE - 1.7%
HOTELS - 0.8%
PA Philadelphia Authority for Industrial
  Development, Doubletree Project,
  6.500% 10/01/27                                       2,000     1,955
                                                               --------
RECREATION - 0.3%
NM Red River Sports Facility, Red River
  Ski Area Project, Series 1998,
  6.450% 06/01/07                                         930       899
                                                               --------
RETAIL - 0.6%
NJ Economic Development Authority,
  Glimcher Properties L.P. Project,
  6.000% 11/01/28                                       1,000       906
OH Lake County, North Madison
  Properties, Series 1993,
  8.819% 09/01/11                                         710       756
                                                               --------
                                                                  1,662
                                                               --------

-----------------------------------------------------------------------
RESOURCE RECOVERY - 2.0%
DISPOSAL - 1.3%
CT Development Authority, Sewer Sludge
  Disposal Facilities, NETCO New Haven,
  Series 1996,
  8.250% 12/01/06                                         955     1,060
MA Boston Industrial Development Finance
  Authority, Jet-A-Way, Inc.,
  10.500% 01/01/11                                        800       826
MA Industrial Finance Agency:
  Massachusetts Environmental Services,
  Series 1994 A,
  8.750% 11/01/21 (c)                                     975       488
  Peabody Monofill Associates, Inc.,
  Series 1995,
  9.000% 09/01/05                                         810       846
                                                               --------
                                                                  3,220
                                                               --------
RESOURCE RECOVERY - 0.7%
MA Industrial Finance Agency, Ogden
  Haverhill Project, Series 1998 A,
  5.500% 12/01/13                                       1,000       928
PA Delaware County Industrial
  Development Authority BFI, Series A,
  6.200% 07/01/19                                       1,000       883
                                                               --------
                                                                  1,811
                                                               --------

-----------------------------------------------------------------------
TAX-BACKED - 14.3%
LOCAL APPROPRIATED - 0.4%
CA Compton, Civic Center Project,
  5.500% 09/01/15                                       1,000       977
                                                               --------
LOCAL GENERAL OBLIGATIONS - 3.0%
LA New Orleans, Series 1991,
  (b) 09/01/15                                          4,000     1,809
NY New York City, Series 1998 H,
  5.125% 08/01/25                                       5,000     4,735
TX Irving Independent School District,
  Series 1997:
  (b) 02/15/15                                          1,500       695
  (b) 02/15/16                                          1,000       436
                                                               --------
                                                                  7,675
                                                               --------
SPECIAL NON-PROPERTY TAX - 7.1%
IL Development Finance Authority, City
  of Marion Project, Series 1991,
  9.625% 09/15/21                                       1,405     1,054
IL Metropolitan Pier & Exposition
  Authority, McCormick Project:
  (b) 06/15/14                                          5,000     2,427
  (b) 06/15/15                                          3,000     1,367
  Series 1996 A,
  (b) 12/15/13                                          5,000     2,515
NY New York City Transitional Finance
  Authority, Series 1999 C,
  5.000% 05/01/29                                       9,985     9,190
PR Commonwealth of Puerto Rico Highway &
  Transportation Authority,
  Series 1998 A, 5.000% 07/01/38                        2,000     1,839
                                                               --------
                                                                 18,392
                                                               --------
SPECIAL PROPERTY TAX - 2.4%
CA Orange County Community Facilities
  District, Ladera Ranch, Series 1999 A,
  6.500% 08/15/21                                       1,000     1,026
CA Yorba Linda Redevelopment Agency,
  Series 1998 A,
  (b) 09/01/24                                          1,325       350
FL Heritage Palms Community Development
  District, Series 1999,
  6.250% 11/01/04                                       1,000     1,003
FL Heritage Springs Community
  Development District, Series 1999 B,
  6.250% 05/01/05                                         720       720
FL Lexington Oaks Community Development
  District:
  Series 1998 A,
  6.125% 05/01/19                                         780       749
  Series 2000 D,
  6.700% 05/01/07                                         400       404
FL Northern Palm Beach County
  Improvement District, Series 1999,
  5.900% 08/01/19                                         500       471
FL Orlando, Conroy Road Interchange
  Project, Series 1998 A:
  5.500% 05/01/10                                         125       121
  5.800% 05/01/26                                         500       454
FL Stoneybrook Community Development
  District:
  Series 1998 A,
  6.100% 05/01/19                                         250       239
  Series 1998 B,
  5.700% 05/01/08                                         735       719
                                                               --------
                                                                  6,256
                                                               --------
STATE GENERAL OBLIGATIONS - 1.4%
WA State, Series 1999 B,
  5.000% 01/01/24                                       4,000     3,706
                                                               --------

-----------------------------------------------------------------------
TRANSPORTATION - 9.8%
AIR TRANSPORTATION - 2.9%
IN Indianapolis Airport Authority:
  Federal Express Corp., Series 1994,
  7.100% 01/15/17                                       2,000     2,084
  United Airlines Project, Series A,
  6.500% 11/15/31                                       1,000       936
KY Kenton County Airport Board, Delta
  Airlines, Inc., Series 1992 A,
  7.500% 02/01/20                                       2,500     2,583
NC Charlotte, Special Facilities Revenue,
  US Airways Inc., Series 2000
  7.750% 02/01/28                                         500       479
PA Philadelphia Authority for Industrial
  Development, Aero Philadelphia LLC,
  Series 1999,
  5.250% 01/01/09                                         500       460
TX Alliance Airport Authority, Federal
  Express Corp., Series 1996,
  6.375% 04/01/21                                       1,000       978
                                                               --------
                                                                  7,520
                                                               --------
AIRPORT - 3.6%
MI Wayne Charter County, Detroit
  Metropolitan Airport, Series 1998 A,
  5.000% 12/01/28                                       1,250     1,121
PA Philadelphia Authority for Industrial
  Development, Series 1998 A,
  5.125% 07/01/28                                       8,750     8,001
                                                               --------
                                                                  9,122
                                                               --------
TOLL FACILITIES - 3.0%
CA San Joaquin Hills Transportation
  Corridor Agency, Series A,
  (b) 01/15/15                                          3,000     1,433
CO Public Highway Authority, Arapahoe
  County, E470 Series 2000 B,
  (b) 09/01/18                                          3,000     1,120
  (b) 09/01/35                                          8,750       659
MA Turnpike Authority, Series 1999 A,
  5.000% 01/01/39                                       5,000     4,518
                                                               --------
                                                                  7,730
                                                               --------
TRANSPORTATION - 0.3%
NV Department of Business & Industry,
  Las Vegas Monorail Project,
  Series 2000,
  7.375% 01/01/40                                         750       724
                                                               --------

-----------------------------------------------------------------------
UTILITY - 14.7%
INDEPENDENT POWER PRODUCER - 2.6%
NY Port Authority of New York & New
  Jersey, KIAC Partners, Series 1996 IV,
  6.750% 10/01/11                                       2,000     2,055
PA Economic Development Finance
  Authority, Colver Project, Series D:
  7.150% 12/01/18                                       2,750     2,794
  7.125% 12/01/15                                         500       510
PR Commonwealth of Puerto Rico
  Industrial, Educational, Medical &
  Environmental Cogeneration Facilities,
  AES Project, Series 2000,
  6.625% 06/01/26                                         325       335
VA Pittsylvania County Industrial
  Development Authority, Multitrade of
  Pittsylvania, Series 1994 A,
  7.450% 01/01/09                                       1,000     1,031
                                                               --------
                                                                  6,725
                                                               --------
INVESTOR OWNED - 3.1%
AZ Pima County Industrial Development
  Authority, Tucson Electric Power Co.,
  Series A,
  6.100% 09/01/25                                         750       666
CT Development Authority, Connecticut
  Light & Power Co., Series 1993 B,
  5.950% 09/01/28                                         300       271
IL Bryant Pollution Control Revenue,
  Central Illinois Light Co., Series 1993,
  5.900% 08/01/23                                       2,000     1,993
LA Calcasieu Parish Industrial
  Development Board, Entergy Gulf
  States, Inc., Series 1999,
  5.450% 07/01/10                                         500       472
LA West Feliciana Parish, Entergy Gulf
  States, Inc., Series 1999 B,
  6.600% 09/01/28                                         500       492
MS Business Finance Corp., Systems
  Energy Resources Project, Series 1998,
  5.875% 04/01/22                                       1,500     1,341
NV Clark County, Nevada Power Co.,
  Series 1997 A,
  5.900% 11/01/32                                       3,000     2,629
                                                               --------
                                                                  7,864
                                                               --------
MUNICIPAL ELECTRIC - 2.4%
NY Long Island Power Authority,
  Series 1998 A,
  5.250% 12/01/26                                       1,550     1,486
TX Austin, Series 1994:
  (b) 05/15/17                                          6,600     2,664
  (b) 05/15/18                                          5,000     1,897
                                                               --------
                                                                  6,047
                                                               --------
WATER & SEWER - 6.6%
CA Castaic Lake Water Agency,
  Series 1999 A:
  (b) 08/01/25                                         10,445     2,604
  (b) 08/01/26                                         10,445     2,450
LA Public Facility Belmont Water
  Authority,
  9.000% 03/15/24 (c)(h)                                  730       620
MA Water Resources Authority,
  Series 1997 D,
  5.000% 08/01/24                                      10,000     9,380
MS Five Lakes Utility District,
  8.250% 07/15/24                                         500       439
TX Houston Water & Sewer System,
  Series C,
  (b) 12/01/12 (g)                                      3,000     1,605
                                                               --------
                                                                 17,098
                                                               --------
TOTAL MUNICIPAL BONDS (cost of $266,326)                        252,931
                                                               --------
MUNICIPAL PREFERRED STOCKS - 0.2%                      SHARES
-----------------------------------------------------------------------
MULTI-FAMILY
Charter Mac Equity Issuer Trust,
  (cost of $500) (d)                                      500       504
                                                               --------
TOTAL INVESTMENTS (cost of $266,826) (j)                        253,435
                                                               --------

SHORT-TERM OBLIGATIONS - 0.2%
                                                          PAR
-----------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (k)
IA Ottumwa, Ottumwa Regional Health
  Center, Inc., Series 1998,
  4.200% 10/01/06                                      $  290       290
TX Brazos River Authority, Pharmacia
  Corp., Series 1994,
  4.250% 02/01/04                                         200       200
                                                               --------
                                                                    490
                                                               --------

OTHER ASSETS & LIABILITIES, NET - 1.3%                            3,340
-----------------------------------------------------------------------
NET ASSETS - 100.0%                                            $257,265
                                                               --------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) This is a restricted security which was acquired on August 21, 1998 and August 31, 1998 at an aggregate cost of $1,162. This security represents 0.4% of the Trust's net assets as of November 30, 2000.
(b) Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, the value of these securities amounted to $1,527 or 0.6% of net assets.
(e) This is a restricted security which was acquired on June 30, 1992 at a cost of $235. This security represents 0.1% of the Trust's net assets as of November 30, 2000.
(f) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(g) These securities, or a portion thereof, with a total market value of $2,831, are being used to collateralize the open future contracts below.
(h) This is a restricted security which was acquired on March 22, 1994 at a cost of $730. This security represents 0.2% of the Trust's net assets as of November 30, 2000.
(i) This is a restricted security which was acquired on March 19, 1999 at a cost of $500. This security represents 0.0% of the Trust's net assets as of November 30, 2000.
(j) Cost for federal income tax purposes is the same.
(k) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2000.

Short futures contracts open at November 30, 2000:

                          PAR VALUE                           UNREALIZED
                          COVERED BY        EXPIRATION       DEPRECIATION
     TYPE                 CONTRACTS           MONTH          AT 11/30/00
------------------------------------------------------------------------------
Municipal Bond             $35,000            March            $  (363)
Treasury Bond               46,900            March             (1,025)
Treasury Note                8,300            March               (126)
                                                               -------
                                                               $(1,514)
                                                               -------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
November 30, 2000
(In thousands except for per share amount)

ASSETS
Investments at value (cost $266,826)                                  $253,435
Short-term obligations                                                     490
                                                                      --------

                                                                       253,925
Cash                                                          $  101
Receivable for:
  Interest                                                     4,807
  Investments sold                                               300
Other                                                             12     5,220
                                                              ------  --------
  Total assets                                                         259,145
                                                                      --------

LIABILITIES
Payable for:
  Distributions -- common shares                                 968
  Distributions -- preferred shares                               38
  Variation margin on futures                                    631
Accrued:
  Management fee                                                 140
  Bookkeeping fee                                                  6
  Transfer agent fee                                              18
Other                                                             79
                                                              ------
  Total liabilities                                                      1,880
                                                                      --------
NET ASSETS                                                            $257,265
                                                                      --------
COMPOSITION OF NET ASSETS
Auction Preferred Shares (4 shares issued and
  outstanding at $25,000 per share)                                   $ 90,000
Capital paid in -- common shares                                       228,186
Overdistributed net investment income                                   (1,570)
Accumulated net realized loss                                          (44,446)
Net unrealized depreciation on:
  Investments                                                          (13,391)
  Open futures contracts                                               (1,514)
                                                                      --------
                                                                      $257,265
                                                                      --------

NET ASSETS at value for 27,645 common shares of
  beneficial interest outstanding                                     $167,265
                                                                      --------

Net Asset value per common share                                      $   6.05
                                                                      --------
NET ASSETS at value including undeclared dividends
  for 4 preferred shares outstanding                                  $ 90,000
                                                                      --------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended November 30, 2000
(In thousands)

INVESTMENT INCOME
Interest                                                            $ 17,512

EXPENSES
Management fee                                           $  1,698
Transfer agent                                                 78
Bookkeeping fee                                                66
Trustees' fee                                                  15
Custodian fee                                                   3
Audit fee                                                      27
Legal fee                                                      35
Reports to shareholders                                        45
Preferred shares remarketing commissions                      225
Other                                                          85      2,277
                                                         --------  ---------
Net Investment Income                                                 15,235
                                                                   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                              (5,669)
  Closed futures contracts                                 (7,182)
                                                         --------
  Net realized loss                                                  (12,851)
                                                                   ---------
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                               2,225
  Open futures contracts                                   (1,590)
                                                         --------

    Net Change in Unrealized Appreciation/Depreciation                   635
                                                                   ---------
  Net loss                                                           (12,216)
                                                                   ---------
Increase in Net Assets from Operations                             $   3,019
                                                                   ---------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                      YEAR ENDED NOVEMBER 30
INCREASE (DECREASE) IN NET ASSETS                       2000         1999
-----------------------------------------------------------------------------

Operations
Net investment income                                 $  15,235    $  12,726
Net realized loss                                       (12,851)      (3,197)
Net change in unrealized appreciation/depreciation          635      (23,694)
                                                      ---------    ---------
    Net Increase (Decrease) from Operations               3,019      (14,165)

Distributions
From net investment income -- common shares             (11,970)     (11,561)
From net investment income -- preferred shares           (3,778)      (1,165)
In excess of net investment income -- common shares        --         (1,096)
                                                      ---------    ---------
                                                        (12,729)     (27,987)

Fund Share Transactions:
Preferred share offering (net of $108 and $1,265
  commission and offering costs, respectively)             (108)      88,735
Value of distributions reinvested -- common shares         --            423
                                                      ---------    ---------
    Total Increase (Decrease)                           (12,837)      61,171

NET ASSETS
Beginning of period                                     270,102      208,931
                                                      ---------    ---------

End of period (net of overdistributed net
  investment income of $1,570 and $1,088,
  respectively)                                       $ 257,265    $ 270,102
                                                      ---------    ---------

NUMBER OF FUND SHARES
Common:
 Issued for distributions reinvested                       --             55

 Outstanding at
  Beginning of period                                    27,645       27,590
                                                      ---------    ---------
  End of period                                          27,645       27,645
                                                      ---------    ---------
Preferred:
 Issued in initial offering                                --              4
Outstanding at
 Beginning of period                                          4         --
                                                      ---------    ---------
 End of period                                                4            4
                                                      ---------    ---------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
November 30, 2000

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:
Colonial Municipal Income Trust (the Trust) is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's primary investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium- and lower-quality municipal securities. The Trust's secondary objective is to preserve its capital. The Trust authorized an unlimited number of common shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Trust currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common and preferred shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for Auction Preferred Shares (APS) is generally seven days. The applicable dividend rate for the Auction Preferred Shares on November 30, 2000 was 4.25%. For the year ended November 30, 2000, the Trust paid dividends to Auction Preferred shareholders amounting to $3,778,348, representing an average APS dividend rate of 4.19%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.65% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 per year plus 0.0233% annually of the Trust's average net assets over $50 million.

OTHER
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the year ended November 30, 2000, purchases and sales of investments, other than short-term obligations, were $31,613,050 and $39,577,207, respectively.

Unrealized appreciation (depreciation) at November 30, 2000, based on cost of investments for federal income tax purposes was approximately:

    Gross unrealized appreciation                            $  6,716,000
    Gross unrealized depreciation                             (20,107,000)
                                                             ------------
        Net unrealized depreciation                          $(13,391,000)
                                                             ============

CAPITAL LOSS CARRYFORWARDS
At November 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        YEAR OF EXPIRATION            CAPITAL LOSS CARRYFORWARD
        ------------------            -------------------------
               2001                          $ 7,979,000
               2002                            5,301,000
               2003                            7,499,000
               2004                                4,000
               2005                            7,197,000
               2007                            3,491,000
               2008                           13,037,000
                                             -----------
                                             $44,508,000
                                             -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified. The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

NOTE 4. PREFERRED SHARE OFFERING
On July 20, 1999, the Trust offered and currently has outstanding 3,600 Auction Preferred Shares. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds, net of commissions, of $88,875,000, were received upon completion of the offering.

Costs incurred by the Trust in connection with the offering of the Auction Preferred Shares totaling $108,000 and $139,690 for fiscal years 2000 and 1999, respectively, were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At November 30, 2000 there were no such restrictions on the Trust.

NOTE 5. RESULTS OF ANNUAL MEETING OF SHAREHOLDERS
On April 24, 2000, the Annual Meeting of Shareholders of the Trust was held to elect four Trustees to be voted by Common and Preferred shareholders, to elect two Trustees to be voted solely by Preferred shareholders and to ratify the selection of PricewatherhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000. The meeting was adjourned to May 15, 2000 in connection with the election of two Trustees to be voted solely by Preferred shareholders. On February 1, 2000, the record date for the Meeting, the Trust had outstanding 27,645,113 of Common shares and 3,600 of Preferred shares. The votes cast at the Meeting were as follows:

                                                               AUTHORITY
                                            FOR                WITHHELD
                                            ---                --------
To elect six Trustees:

John V. Carberry                         23,347,427             679,759
Lora S. Collins                          23,339,780             687,406
Richard W. Lowry                         23,350,234             676,952
John J. Neuhauser                        23,342,480             684,706
Salvatore Macera                                421                  24
Thomas E. Stitzel                               421                  24

The Board of Trustees also consists of Tom Bleasdale, James E. Grinnell, William E. Mayer, James L. Moody, Robert L. Sullivan and Anne-Lee Verville.

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000;

            FOR                      AGAINST                  ABSTAIN
            ---                      -------                  -------
         22,660,459                  212,930                 1,153,807

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data, total return, ratios and supplemental data throughout each period are as follows (common shares unless otherwise noted):

                                                                            YEAR ENDED NOVEMBER 30
                                                      ------------------------------------------------------------------
                                                        2000            1999            1998         1997        1996
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  6.510        $  7.570        $  7.410     $  7.410     $  7.480
                                                      --------        --------        --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.551(d)        0.460           0.469        0.509        0.508
Commission and offering costs -- preferred shares       (0.004)         (0.046)           --           --           --
Net realized and unrealized gain (loss)                 (0.437)         (0.974)          0.183       (0.002)      (0.068)
                                                      --------        --------        --------     --------     --------
    Total from Investment Operations                     0.110          (0.560)          0.652        0.507        0.440
                                                      --------        --------        --------     --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income -- common shares             (0.433)         (0.418)         (0.487)      (0.507)      (0.510)
From net investment income -- preferred shares          (0.137)         (0.042)           --           --           --
In excess of net investment income -- common shares       --            (0.040)         (0.005)        --           --
                                                      --------        --------        --------     --------     --------
    Total Distributions Declared to Shareholders        (0.570)         (0.500)         (0.492)      (0.507)      (0.510)
                                                      --------        --------        --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $  6.050        $  6.510        $  7.570     $  7.410     $  7.410
                                                      --------        --------        --------     --------     --------
Market price per share                                $  5.375        $  5.750        $  8.125     $  7.560     $  7.250
                                                      --------        --------        --------     --------     --------
Total return -- based on market value(a)                  0.84%         (24.33)%         14.57%       11.67%       15.36%
                                                      --------        --------        --------     --------     --------
RATIOS TO AVERAGE NET ASSETS
Expenses (b)                                              1.33%(c)        1.08%(c)        0.82%        0.86%        0.91%
Net investment income (b)                                 6.68%(c)        6.36%(c)        6.20%        6.83%        6.87%
Portfolio turnover                                          12%             20%             34%          15%          22%
Net assets at end of period (000) -- common shares    $167,265        $180,082        $208,931     $203,533     $202,793

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(c) Ratios reflect net assets available to common shares only, net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
(d) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

--------------------------------------------------------------------------------
2000 Federal income tax information (unaudited)
100% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE TRUSTEES OF COLONIAL MUNICIPAL INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Municipal Income Trust (the "Trust") at November 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 11, 2001

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the bro-ker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of dis-tributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan. A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to BankBoston, NA, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

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
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

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Income Trust is:

BankBoston, NA.
100 Federal Street
Boston, MA 02110
1-800-730-6001

The Colonial Municipal Income Trust mails one shareholder report to each shareholder address. If you would like more than one report,please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Income
Trust.

TRUSTEES

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer,Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer,Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President - Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean,Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros.Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

----------------------------------------------------------
COLONIAL MUNICIPAL INCOME TRUST              ANNUAL REPORT
----------------------------------------------------------

                                                  101-02/152E-1200 (1/01)00/2360